Employee Benefits	12 Months Ended
Dec. 31, 2018
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Employee Benefits
15.	Employee Benefits

Details of the employee benefits are as follows:

	Year ended December 31,
	2018	2017	2016
	(euros in thousands)
Salaries and wages	10,783	9,556	5,166
WBSO subsidy	(4,257)	(3,523)	(1,721)
Social security premiums	919	621	382
Health insurance	330	222	27
Pension costs	749	652	507
Share-based compensation	7,925	12,815	3,307
Other personnel expense	1,835	656	442

Total employee benefits expense	18,284	20,999	8,110

Share-based compensation expense recognized as employee benefit expenses during the years ended December 31, 2018, 2017 and 2016 was as follows:

	Year ended December 31,
	2018	2017	2016
	(euros in thousands)
R&D costs	2,710	3,245	703
Management and administration costs	4,742	8,942	2,037
Other expenses	473	628	567

	7,925	12,815	3,307

Subsidies earned under the WBSO relating to eligible R&D costs are deferred and recognized in the Company’s income statement as a reduction to labor costs over the period labor costs are expected to be incurred.

The Company’s headcount at December 31, 2018 was approximately 98 full-time equivalents and consisted of 81 employees in the Netherlands and 17 employees in the U.S. A total of 21 employees who are devoted to activities other than R&D and overall management of the Company were included under management and administration costs for the year ended December 31, 2018.

The Company’s headcount at December 31, 2017 was approximately 83 full-time equivalents and consisted of 70 employees in the Netherlands and 13 employees in the U.S. A total of 21 employees who are devoted to activities other than R&D and overall management of the Company were included under management and administration costs for the year ended December 31, 2017.